Inventories (Details) - USD ($)	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Raw materials	$ 1,121,405	$ 1,151,708	$ 365,248	$ 115,839
Accessory parts	910,434	929,145	848,887	635,708
Work in process	36,005	0	249,721	391,179
Total	$ 2,067,844	$ 2,080,853	$ 1,463,856	$ 1,142,726